STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Operating Activities
Net loss	$ (1,872,631)	$ (1,727,064)	$ (3,562,295)
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized Gain from Brand Contract	(175,181)
Expenses Contributed From Parent	1,881,681	1,727,053	2,335,169
Change in:
Prepaid Expenses	143,204
Due from Parent	20,343		(306,041)
Purchase of Brand Contract	(4,000,000)
Cash Receipts from Brand Contract	406,869
Net cash used in operating activities	(3,595,715)	(11)	(1,533,167)
Financing Activities
Proceeds from Fantex Series Vernon Davis Convertible Tracking Stock Offering (net of $211,000 underwriting fees)	4,000,450
Contributed Capital		2,000,000	2,000,000
Net cash provided by financing activities	4,000,450	2,000,000	2,000,000
Net Cash increase / (decrease) for period	404,735	1,999,989	466,833
Cash and Cash Equivalents at Beginning of Period	466,833
Cash and Cash Equivalents at End of Period	871,568	1,999,989	466,833
Non-Cash Financing Activities:
Contributions from Parent	$ 1,881,681	$ 1,727,053	$ 2,335,169